Supplemental cash flow information - Disclosure of non-cash working capital (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Supplemental Cash Flow Information
Trade and other receivables	$ (925,914)	$ (267,606)	$ (128,387)
Inventories	13,554	9,225	(148,850)
Prepaid expenses and other	397	383,357	(440,242)
Deferred costs	(94,153)	(35,596)
Accounts payable and accrued liabilities	960,770	(257,257)	(1,666,486)
Contract liabilities	(112,900)	(399)	73,699
Warrant liabilities		(25,395)
Accrued royalties liability	(200,000)	(150,000)
Changes in working capital	$ (358,246)	$ (343,671)	$ (2,310,266)